Schedule of Deferred Income Tax Asset (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Income Tax Disclosure [Abstract]
Business interest limitation		$ 627,930
Allowance for bad debt	5,797
Fixed assets	136,208	140,494
Stock based compensation		1,017,629
Net operating loss carryovers	3,626,165	2,089,409
Non-capital Losses	511,340	365,053
Other	83,687	46,385
Net Deferred Tax Asset/(Liability)	4,363,197	4,286,900
Valuation Allowance	(4,363,197)	(4,286,900)
Net Deferred Tax Asset/(Liability)